Document	12 Months Ended
Dec. 31, 2016
Entity Information [Line Items]
Entity Registrant Name	Hilton Worldwide Holdings Inc.
Entity Central Index Key	0001585689
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false